May 11, 2022
VIA EDGAR
The United States Securities
    and Exchange Commission
SEC Headquarters
100 F Street N.E.
Washington, D.C. 20549
Subject:	Nationwide VL Separate Account - G of
Nationwide Life and Annuity Insurance Company
SEC File No. 333-146073
Ladies and Gentlemen:
Pursuant to Rule 497 under the Securities Act of 1933 and on behalf Nationwide VL Separate Account - G and Nationwide Life and Annuity Insurance Company, the Consent of Independent Registered Public Accounting Firm included in the filing after the signature page is hereby deleted.
Very truly yours,
Nationwide Life and Annuity Insurance Company
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies